Selling and Marketing Expenses	12 Months Ended
Dec. 31, 2020
Disclosure of selling and marketing expenses [Abstract]
Selling and Marketing Expenses
Note 27 - Selling and Marketing Expenses

Composition

	For year ended December 31,
	2020	2019	2018
	NIS millions

Salaries and related expenses	251	278	277
Commissions	78	83	85
Advertising and public relations	39	46	38
Depreciation and amortization	167	155	86
Royalties and fees	19	* 18	* 15
Other	26	* 30	* 66
	580	610	567

* Reclassified